UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Raiff Partners, Inc.

   Address:  152 West 57th Street
             New York, NY  10019

   Form 13F File Number: 28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        August 9, 2001

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

   Number of Other Included Managers:                 3
   Form 13F Information Table Entry Total:           78
   Form 13F Information Table Value Total:     $930,524 (thousands)


List of Other Included Managers:

   No.  13F File No.   Name

   01   28-5534        Centurion Advisors, L.P.
   02   28-5414        Centurion Investment Group, L.P.
   03   28-7106        Centurion Investors, LLC

                          FORM 13F INFORMATION TABLE

Raiff Partners, Inc.
28-5866

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ -----------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
AFC ENTERPRISES                     COM         00104Q107   1,925   100,500  SH      DEFINED  01 02 03     100,500
AIRBORNE FREIGHT CORP.              COM         009266107   2,608   225,000  SH      DEFINED  01 02 03     225,000
ALLIANCE CAPITAL MGMT HLDGS         COM         01855A101  15,876   299,200  SH      DEFINED  01 02 03     299,200
AMERADA HESS                        COM         023551104  32,724   405,000  SH      DEFINED  01 02 03     405,000
ANNALY MORTGAGE MGMT                COM         035710409   1,409   102,800  SH      DEFINED  01 02 03     102,800
ANTHRACITE CAPITAL                  COM         037023108   4,420   400,000  SH      DEFINED  01 02 03     400,000
AON CORPORATION                     COM         037389103  18,550   530,000  SH      DEFINED  01 02 03     530,000
APPLE COMPUTER, INC.                COM         037833100  19,530   840,000  SH      DEFINED  01 02 03     840,000
BANK OF AMERICA CORP.               COM         060505104  21,011   350,000  SH      DEFINED  01 02 03     350,000
CAPSTEAD MTG. CORP.                 COM         14067E506   6,648   373,500  SH      DEFINED  01 02 03     373,500
CENDANT CORPORATION                 COM         151313103   4,875   250,000  SH      DEFINED  01 02 03     250,000
CENTEX CORP.                        COM         152312104  11,410   280,000  SH      DEFINED  01 02 03     280,O00
CIRCUIT CITY                        COM         172737108   9,972   554,000  SH      DEFINED  01 02 03     554,000
CITIGROUP INC.                      COM         172967101  42,272   800,000  SH      DEFINED  01 02 03     800,000
CNA FINANCIAL CORP                  COM         126117100   5,326   135,000  SH      DEFINED  01 02 03     135,000
CONSTELLATION BRANDS                COM         21036P108   7,175   175,000  SH      DEFINED  01 02 03     175,000
COUNTRYWIDE CREDIT IND., INC.       COM         222372104   7,341   160,000  SH      DEFINED  01 02 03     160,000
D R HORTON INC.                     COM         23331A109   5,720   252,000  SH      DEFINED  01 02 03     252,000
EVEREST REINSURANCE HLDGS, INC.     COM         299808105  17,728   237,000  SH      DEFINED  01 02 03     237,000
FEDERATED DEPT STORES, INC.         COM         31410H101  17,850   420,000  SH      DEFINED  01 02 03     420,000
FIRST REPUBLIC BANK                 COM         336158100   5,604   228,750  SH      DEFINED  01 02 03     228,750
FLEET BOSTON FINANCIAL CORP.        COM         339030108  14,186   359,600  SH      DEFINED  01 02 03     359,600
FLEMING COMPANIES, INC.             COM         339130106   5,891   165,000  SH      DEFINED  01 02 03     165,000
FLORIDAFIRST BANCORP                COM         343258109   1,629   108,210  SH      DEFINED  01 02 03     108,210
FOX ENTERTAINMENT GROUP, INC.       COM         35138T107   9,207   330,000  SH      DEFINED  01 02 03     330,000
FRONTLINE LTD. SPONSORED ADR        COM         35921R102     428    25,000  SH      DEFINED  01 02 03      25,000
GATX CORP.                          COM         361448103  27,268   680,000  SH      DEFINED  01 02 03     680,000
GENERAL DYNAMICS CORP               COM         369550108  16,651   214,000  SH      DEFINED  01 02 03     214,000
GENERAL MARITIME                    COM         Y2692M103     292    20,000  SH      DEFINED  01 02 03      20,000
GENERAL MILLS                       COM         370334104  10,507   240,000  SH      DEFINED  01 02 03     240,000
HANDLEMAN CO.                       COM         410252100   1,524    91,000  SH      DEFINED  01 02 03      91,000
HELLER FINANCIAL                    COM         423328103  42,800 1,070,000  SH      DEFINED  01 02 03   1,070,000
HILTON HOTELS CORP.                 COM         432848109     754    65,000  SH      DEFINED  01 02 03      65,000
HUDSON UNITED BANCORP               COM         444165104   4,886   191,600  SH      DEFINED  01 02 03     191,600
INGLES MARKETS INC                  COM         457030104     402    32,700  SH      DEFINED  01 02 03      32,700
INTERNATIONAL BUSINESS MACHINE      COM         459200101  21,470   190,000  SH      DEFINED  01 02 03     190,000
INTIMATE BRANDS, INC.               COM         461156101  10,538   699,300  SH      DEFINED  01 02 03     699,300
J.C. PENNEY, INC.                   COM         708160106   1,120    42,500  SH      DEFINED  01 02 03      42,500
JOHN HANCOCK FINANCIAL SERVICES     COM         41014S106   1,409    35,000  SH      DEFINED  01 02 03      35,000
JONES APPAREL GROUP, INC.           COM         480074103   3,154    73,000  SH      DEFINED  01 02 03      73,000
KELLWOOD CO.                        COM         488044108     576    25,000  SH      DEFINED  01 02 03      25,000
KEYCORP, INC.                       COM         49326710   14,202   545,200  SH      DEFINED  01 02 03     545,200
K-MART                              COM         482584109  53,049 4,625,000  SH      DEFINED  01 02 03   4,625,000
LEGG MASON, INC.                    COM         524901105  11,395   229,000  SH      DEFINED  01 02 03     229,000
LINCOLN NATIONAL CORP.              COM         534187109  15,525   300,000  SH      DEFINED  01 02 03     300,000
LOEWS CORP                          COM         540424108  13,852   215,000  SH      DEFINED  01 02 03     215,000
MATTEL, INC.                        COM         577081102  17,879   945,000  SH      DEFINED  01 02 03     945,000
MERRILL LYNCH & CO                  COM         590188108   8,295   140,000  SH      DEFINED  01 02 03     140,000
METLIFE, INC.                       COM         59156R108  35,627 1,150,000  SH      DEFINED  01 02 03   1,150,000
METRO-GOLDWYN-MAYER INC.            COM         591610100   3,284   145,000  SH      DEFINED  01 02 03     145,000
MORG STAN DEAN WITTER DISCOVER      COM         617446448  16,058   250,000  SH      DEFINED  01 02 03     250,000
NATIONAL CITY CORP.                 COM         635405103  22,223   722,000  SH      DEFINED  01 02 03     722,000
NATIONWIDE FINANCIAL SERVICES       COM         638612101   4,802   110,000  SH      DEFINED  01 02 03     110,000
NEIMAN MARCUS GROUP - CL A          CL A        640204202  15,246   491,800  SH      DEFINED  01 02 03     491,800
OCCIDENTAL PETROLEUM CORP.          COM         674599105  11,131   418,600  SH      DEFINED  01 02 03     418,600
ORIENT EXPRESS HOTELS               COM         G67743107     827    37,500  SH      DEFINED  01 02 03      37,500
PENNZOIL QUAKER STATE COMPANY       COM         709323109   1,232   110,000  SH      DEFINED  01 02 03     110,000
PHILIP MORRIS                       COM         7181541    55,850 1,100,500  SH      DEFINED  01 02 03   1,100,500
PHILIP MORRIS SEPT. 50 CALLS        CALL        7181549IJ   1,575   630,000  SH CALL DEFINED  01 02 03     630,000
PHILLIPS PETROLEUM                  COM         718507106  15,390   270,000  SH      DEFINED  01 02 03     270,000
PHILLIPS- VAN HEUSEN                COM         718592108   1,947   135,200  SH      DEFINED  01 02 03     135,200
R.J. REYNOLDS TOBACCO HOLDINGS      COM         76182K105  53,235   975,000  SH      DEFINED  01 02 03     975,000
REDWOOD TRUST, INC.                 COM         758075402 796,250    35,000  SH      DEFINED  01 02 03      35,000
RENAISSANCERE HOLDINGS              COM         G7496G103  10,604   143,100  SH      DEFINED  01 02 03     143,100
ROUSE COMPANY                       COM         779273101     573    20,000  SH      DEFINED  01 02 03      20,000
SEARS, ROEBUCK AND CO               COM         812387108  31,309   740,000  SH      DEFINED  01 02 03     740,000
ST. PAUL COMPANIES                  COM         792860108   8,009   158,000  SH      DEFINED  01 02 03     158,000
STERLING COMMERCE                   COM         859205106     649    57,700  SH      DEFINED  01 02 03      57,700
SUPERVALUE INC.                     COM         868536103   5,792   330,000  SH      DEFINED  01 02 03     330,000
TIFFANY & CO.                       COM         886547108     909    25,100  SH      DEFINED  01 02 03      25,100
TIMBERLAND CO CL A                  CL A        887100105     565    14,300  SH      DEFINED  01 02 03      14,300
TOMMY HILFIGER CORP                 COM         G8915Z102   1,400   100,000  SH      DEFINED  01 02 03     100,000
TRICON GLOBAL RESTAURANTS           COM         895953107  34,681   790,000  SH      DEFINED  01 02 03     790,000
TYCO INTERNATIONAL LTD.             COM         902124106   3,815    70,000  SH      DEFINED  01 02 03      70,000
UNIVERSAL HEALTH REALTY             COM         91359E105   2,907   134,600  SH      DEFINED  01 02 03     134,600
US BANCORP                          COM         902973304  11,851   520,000  SH      DEFINED  01 02 03     520,000
VENATOR GROUP, INC.                 COM         922944103   2,482   162,200  SH      DEFINED  01 02 03     162,200
WILMINGTON TRUST CORP               COM         971807102   6,892   110,000  SH      DEFINED  01 02 03     110,000
